UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23175

MATRIX ADVISORS FUNDS TRUST
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590, White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz

10 Bank Street, Suite 590

White Plains, NY 10606
(Name and address of agent for service)

1(800) 366-6223

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Matrix Advisors Dividend Fund
MADFX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Matrix Advisors Dividend Fund (the “Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at  1-800-366-6223.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Dividend Fund	$98	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year (7/1/24 - 6/30/25), the Fund was up +18.55% versus the S&P 500® Index’s gain of +15.16% and the Russell 1000 Value® gain of +13.70%. The market’s performance during the year was more diversified than in recent periods, and the Fund’s opportunity set was more in-sync with the expanded leadership exhibited by the market. Dividend-oriented stocks as a class were not disadvantaged vs. the extreme attention paid to low/no dividend Tech companies in the last few years.
Strong fundamentals and attractive valuations supported the healthy portfolio gains. Twenty-two of the 23 holdings increased their dividends during the prior 12 months, with an average raise for all companies in the portfolio of +5.9%. The high dividend yield for the portfolio (2.90% at 6/30/2025), well above the market’s 1.24%, should be protective during periods of market weakness.
Even after these strong absolute and relative gains, the Fund’s portfolio is priced at a meaningful discount, with average P/E multiples of 16.6x estimated 2025 earnings on June 30, 2025, compared to the S&P 500’s 20.9x.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/13/2016)
Matrix Advisors Dividend Fund	18.55	12.61	10.09
S&P 500 TR	15.16	16.64	15.00
Russell 1000 Value Total Return	13.70	13.93	10.02
Matrix Advisors Dividend Fund	PAGE 1	TSR-AR-57681H108

Visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$53,311,232
Number of Holdings	23
Net Advisory Fee	$252,189
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Manufacturing	30.0%
Finance and Insurance	26.1%
Information	12.2%
Utilities	9.4%
Retail Trade	8.5%
Accommodation and Food Services	4.7%
Transportation and Warehousing	4.1%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.1%
Texas Instruments, Inc.	5.5%
JPMorgan Chase & Co.	5.0%
First American Government Obligations Fund	5.0%
QUALCOMM, Inc.	5.0%
The PNC Financial Services Group, Inc.	4.9%
American Electric Power Co., Inc.	4.8%
Starbucks Corp.	4.7%
US Bancorp	4.6%
NextEra Energy, Inc.	4.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact  Matrix Asset Advisors, Inc., the Fund’s investment advisor, at 1-800-366-6223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Matrix Asset Advisors, Inc. or your financial intermediary.
Matrix Advisors Dividend Fund	PAGE 2	TSR-AR-57681H108

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Messrs. Kieszek and Tucker are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$12,250	$12,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$2,125	$2,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to the registrant’s investment adviser or any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP, the registrant’s principal accountant, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, none of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	$2,125	$2,000
Registrant’s Investment Adviser	$0	$0

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Report.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Matrix Advisors Dividend Fund
Core Financial Statements
June 30, 2025

MATRIX ADVISORS DIVIDEND FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2025

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace/Defense - 2.9%
General Dynamics Corp.	5,300	$1,545,798
Bank (Money Center) - 5.0%
JPMorgan Chase & Co.	9,200	2,667,172
Bank (Processing) - 3.4%
The Bank of New York Mellon Corp.	20,150	1,835,867
Bank (Regional) - 8.7%
M&T Bank Corp.	10,600	2,056,294
The PNC Financial Services Group, Inc.	13,950	2,600,559
		4,656,853
Bank (Super Regional) - 4.6%
US Bancorp	54,700	2,475,175
Beverages - 4.0%
PepsiCo, Inc.	16,000	2,112,640
Biotechnology - 4.5%
Amgen, Inc.	8,600	2,401,206
Building Material and Supplies Dealers - 4.4%
The Home Depot, Inc.	6,400	2,346,496
Cable TV - 4.1%
Comcast Corp. - Class A	60,800	2,169,952
Computer Software and Services - 8.1%
Microsoft Corp.	8,650	4,302,596
Electric Power Generation, Transmission & Distribution - 4.6%
NextEra Energy, Inc.	35,500	2,464,410
Electric Utility - 4.8%
American Electric Power Co., Inc.	24,550	2,547,308
Hotels, Restaurants & Leisure - 4.7%
Starbucks Corp.	27,300	2,501,499
Medical - Biomedical - 4.3%
Medtronic PLC	26,000	2,266,420
Packaged Food - 2.2%
Nestle SA - ADR	12,000	1,191,840
Rail Transportation - 4.1%
Union Pacific Corp.	9,600	2,208,768
Retail Trade - 4.1%
Target Corp.	22,000	2,170,300

The accompanying notes are an integral part of these financial statements.

1

MATRIX ADVISORS DIVIDEND FUND
SCHEDULE OF INVESTMENTS
As of June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Securities Brokerage - 4.4%
Morgan Stanley	16,600	$2,338,276
Semiconductor - 10.5%
QUALCOMM, Inc.	16,600	2,643,716
Texas Instruments, Inc.	14,100	2,927,442
		5,571,158
Telecommunications (Equipment) - 1.6%
Cisco Systems, Inc.	12,400	860,312
TOTAL COMMON STOCKS (Cost $38,292,097)		50,634,046
SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
First American Government Obligations Fund - Class X, 4.25%(a)	2,664,810	2,664,810
TOTAL SHORT-TERM INVESTMENTS (Cost $2,664,810)		2,664,810
TOTAL INVESTMENTS - 100.0% (Cost $40,956,907)		$53,298,856
Other Assets in Excess of Other Assets - 0.0%(b)		12,376
TOTAL NET ASSETS - 100.0%		$53,311,232

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2025

ASSETS:
Investments in securities, at value (cost $40,956,907)	$53,298,856
Receivables:
Dividends and interest	51,496
Fund shares sold	6,736
Prepaid expenses	10,825
Total assets	53,367,913
LIABILITIES:
Payables:
Investments purchased	3,001
Due to advisor	21,207
Accrued expenses:
Audit fees	14,000
Fund administration fees	5,529
Transfer agent fees	2,558
Reports to shareholders	1,351
Accounting fees	4,766
Custody fees	2,245
Other expenses	2,024
Total liabilities	56,681
NET ASSETS	$53,311,232
Number of shares, $0.01 par value, issued and outstanding (unlimited shares authorized)	1,527,862
Net Asset Value, Offering Price and Redemption Price Per Share	$34.89
COMPONENTS OF NET ASSETS:
Paid in capital	$37,639,077
Total distributable earnings	15,672,155
Net Assets	$53,311,232

The accompanying notes are an integral part of these financial statements.

3

MATRIX ADVISORS DIVIDEND FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2025

INVESTMENT INCOME
Income
Dividends (net of $6,626 withholding tax)	$1,437,340
Interest	49,196
Total income	1,486,536
EXPENSES
Advisory fees	299,032
Fund administration fees	62,141
Transfer agent and accounting fees	42,491
Federal and state registration fees	34,536
Professional fees	25,690
Custody fees	13,625
Reports to shareholders	3,874
Trustee fees	7,938
Other expenses	6,063
Total expenses	495,390
Less: expense reimbursement by advisor	(46,843)
Net expenses	448,547
Net investment income	1,037,989
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,762,282
Net change in unrealized appreciation/depreciation on investments	3,538,205
Net realized and unrealized gain on investments	7,300,487
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,338,476

The accompanying notes are an integral part of these financial statements.

4

MATRIX ADVISORS DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,037,989	$960,437
Net realized gain on investments	3,762,282	43,365
Net change in net unrealized appreciation on investments	3,538,205	4,862,200
Net increase in net assets resulting from operations	8,338,476	5,866,002
Net distributions to shareholders	(1,055,251)	(935,830)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,318,907	6,862,760
Proceeds from reinvestment of distributions	1,031,378	897,813
Cost of shares redeemed	(4,166,018)	(4,448,895)
Net increase from capital share transactions	1,184,267	3,311,678
Total increase in net assets	8,467,492	8,241,850
NET ASSETS
Beginning of year	44,843,740	36,601,890
End of year	$53,311,232	$44,843,740
CHANGE IN SHARES
Shares outstanding, beginning of year	1,492,322	1,375,511
Shares sold	129,672	243,628
Shares issued on reinvestment of distributions	30,810	31,201
Shares redeemed	(124,942)	(158,018)
Shares outstanding, end of year	1,527,862	1,492,322

The accompanying notes are an integral part of these financial statements.

5

Matrix Advisors Dividend Fund
Financial Highlights
For a capital share outstanding throughout each year

	Years Ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$30.05	$26.61	$27.97	$28.80	$22.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.69	0.66	0.63	0.60	0.67
Net realized and unrealized gain (loss) on investments	4.85	3.42	0.26	(0.64)	5.82
Total from investment operations	5.54	4.08	0.89	(0.04)	6.49
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.69)	(0.64)	(0.61)	(0.59)	(0.66)
Distributions from net realized gain	(0.01)	0.00	(1.64)	(0.20)	0.00
Total distributions	(0.70)	(0.64)	(2.25)	(0.79)	(0.66)
Net asset value, end of year	$34.89	$30.05	$26.61	$27.97	$28.80
Total return	18.55%	15.46%	3.17%	(0.28)%	28.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$53.3	$44.8	$36.6	$28.9	$25.8
Ratio of operating expenses to average net assets:
Before expense reimbursement	0.99%	1.16%	1.23%	1.23%	1.37%
After expense reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before expense reimbursement	1.99%	2.09%	1.96%	1.69%	2.11%
After expense reimbursement	2.08%	2.35%	2.29%	2.02%	2.58%
Portfolio turnover rate	27%	25%	31%	45%	31%

(a)	Calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

6

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025
NOTE 1 – ORGANIZATION
The Matrix Advisors Dividend Fund (the “Fund”) is a series of Matrix Advisors Funds Trust (the “Trust”), which was organized on July 20, 2016 as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust is a diversified, open-end management investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on October 13, 2016. The Fund’s investment objective is to seek current income and capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund consistently follows the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Securities traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading (generally 4:00 p.m., Eastern time). Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency. Foreign currency exchange rates generally are valued at the last sale price at the close on an exchange on which the security is primarily traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by Matrix Asset Advisors, Inc. (the “Advisor” or “Matrix”), the Fund’s investment advisor and valuation designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust under Rule 2a-5 of the 1940 Act. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its net asset value (“NAV”) per share may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective NAVs as determined by those funds for purchase and/or redemption orders placed on that day, in accordance with the 1940 Act.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.
B.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

C.
Federal Income Taxes. The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable income and any capital gains less any applicable capital loss carryforwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to

7

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
uncertain tax positions taken on returns filed for open tax years (2022 – 2024) or expected to be taken in the Fund’s 2025 tax returns. The Fund identifies its major tax jurisdictions as U. S. Federal, New York State and New York City. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
D.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

E.
Security Transactions, Investment Income, and Distributions. Security transactions are accounted for on the trade date. The Fund expects to make distributions of net investment income, if any, quarterly, and distributions of net capital gains, if any, at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

F.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

G.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the Fund. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.

H.
Subsequent Events. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined that no events have occurred that require disclosure in these financial statements.

NOTE 3 – AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor has overall responsibility for the general management and investment of the Fund’s portfolio, subject to the supervision of the Board. The Fund compensates the Advisor for its services at the annual rate of 0.60% of its average daily net assets, payable on a monthly basis. For the year ended June 30, 2025, the Fund accrued $299,032 in advisory fees.
The Fund is responsible for its own operating expenses. Pursuant to an operating expenses limitation agreement between the Advisor and the Fund, the Advisor has contractually agreed to waive its fees or reimburse Fund expenses until at least October 31, 2025, to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, distribution and/or service (12b-1) fees, leverage and tax expenses, dividend and interest expenses on short positions, brokerage commissions and extraordinary expenses) will not exceed 0.90% of the Fund’s average daily net assets (the “Expense Limit”). The Advisor is entitled to recoup the fees waived and/or expenses

8

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and/or expense payment or (ii) the Expense Limit in place at the time of recoupment. Any such reimbursement will be reviewed by the Board. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of fees waived or expenses reimbursed. This arrangement can be terminated only by, or with the consent of, the Board upon 60 days’ written notice to the Advisor.
For the year ended June 30, 2025, the Advisor waived advisory fees and reimbursed expenses totaling $46,843 in the aggregate. At June 30, 2025, the cumulative amount available for reimbursement that has been paid and/or waived is $250,816. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments. The Advisor may recapture a portion of this amount no later than the dates stated below:

June 30,
2026	2027	2028
$99,219	$104,754	$46,843

The Fund’s Chief Compliance Officer (“CCO”) receives no compensation from the Fund; however, U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) was paid $4,000 during the year ended June 30, 2025, for CCO support services.
NOTE 4 – INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of securities, other than short-term obligations and U.S. Government securities, for the year ended June 30, 2025, are as follows:

	Purchases	Sales
Common Stock	$13,391,227	$14,906,384

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2025, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$40,998,417
Gross tax unrealized appreciation	13,045,142
Gross tax unrealized depreciation	(744,703)
Net tax unrealized appreciation on investments	12,300,439
Undistributed ordinary income	471,571
Undistributed long-term capital gains	2,900,145
Total Distributable Earnings	3,371,716
Other accumulated gains (losses)	—
Total Accumulated Earnings	$15,672,155

The difference between book and tax unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.
U.S. GAAP required that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2025, the Fund had no permanent differences that were reclassified between paid-in capital and distributable earnings.
As of June 30, 2025, the Fund had no short term loss carryover and no long term loss carryover, which would not expire. These losses may offset future capital gains for federal income tax purposes. The Fund had no post-October losses, which are deferred until fiscal year 2026 for tax purposes. Capital losses incurred after October 31 (“post-October losses”) within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
As of June 30, 2025, the Fund had no qualified late-year ordinary losses, which are deferred until fiscal year 2026 for tax purposes. Net late-year losses incurred after December 31 within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.
The tax character of distributions paid during the years ended June 30, 2025 and June 30, 2024, were as follow:

	June 30, 2025	June 30, 2024
Distributions Paid From:
Ordinary Income*	$1,055,251	$935,830
Long-Term Capital Gain	$—	$—
	$1,055,251	$935,830

*	For tax purposes, short-term capital gains are considered ordinary income.
The Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
NOTE 6 – FAIR VALUE
The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

10

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2025.

	Level 1	Level 2	Level 3	Total
Equity Common Stocks*	$50,634,046	$—	$—	$50,634,046
Total Equity	$50,634,046	$—	$—	$50,634,046
Short-Term Investments	$2,664,810	$—	$—	$2,664,810
Total Investments in Securities	$53,298,856	$—	$—	$53,298,856

*	Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.
NOTE 7 – SUBSEQUENT EVENTS
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

11

MATRIX ADVISORS DIVIDEND FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and
the Shareholders of Matrix Advisors Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Matrix Advisors Dividend Fund,(the “Fund”), a series of Matrix Advisors Funds Trust, including the schedule of investments, as of June 30,2025, the related statements of operations for the year then ended, the statements of changes in net assets foreach of the two years in the period then ended, and the financial highlights for each of the five years thenended, and the related notes (collectively referred to as the “financial statements”). In our opinion, thefinancial statements present fairly, in all material respects, the financial position of the Fund as of June 30,2025, the results of its operations for the year then ended, the changes in its net assets for each of the twoyears in the period then ended, and the financial highlights for each of the five years in the period then ended,in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to expressan opinion on the Fund’s financial statements based on our audits. We are a public accounting firmregistered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and arerequired to be independent with respect to the Fund in accordance with the U.S. federal securities laws andthe applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We haveserved as the Fund’s auditor since 2016.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2025

12

MATRIX ADVISORS DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)
PROXY VOTING INFORMATION
The Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures and how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, free of charge, upon request, by calling toll-free 1-800-366-6223. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Fund files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended September 30 and March 31) as an exhibit to its reports on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter. The Fund’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at www.sec.gov. This information is also available, without charge, upon request, by calling toll free, 1-800-366-6223.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this Report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statement of Operations within Item 7(a) of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable (to be included in registrant’s Form N-CSR for the fiscal period ending December 31, 2025).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matrix Advisors Funds Trust

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	9/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	9/3/25

* Print the name and title of each signing officer under his or her signature